Parent Company Only Financial Information - Parent Only Condensed Statements of Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest income:
Total interest income	$ 2,312,197	$ 2,405,137	$ 9,430,581	$ 8,977,810
Non-interest expense:
Other non-interest expense	173,540	211,082	527,788	505,093
Total non-interest expenses	1,552,822	1,462,883	7,001,989	5,884,084
Loss before income tax benefit	215,506	287,676	(246,102)	2,116,805
Income tax expense (benefit)	40,599	201,479	(59,108)	444,735
Net Income	$ 174,907	$ 86,197	(186,994)	1,672,070
Parent
Interest income:
Income on ESOP loan			26,233	27,017
Total interest income			26,233	27,017
Non-interest expense:
Other non-interest expense			(97,863)	(80,020)
Total non-interest expenses			(97,863)	(80,020)
Loss before income tax benefit			(71,630)	(53,003)
Income tax expense (benefit)			(15,923)	(17,345)
Income before equity in undistributed earnings of bank			(55,707)	(35,658)
Equity in undistributed earnings of bank			(131,287)	1,707,728
Net Income			$ (186,994)	$ 1,672,070